GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill and other intangible assets, net
Impairment	$ 8,471	$ 19,941
Perion Network Ltd [Member]
Goodwill and other intangible assets, net
Impairment		19,941
Deferred tax liability written off and included in taxed on income as tax benefit		$ 3,191
Grow Mobile [Member]
Goodwill and other intangible assets, net
Impairment	8,471
Deferred tax liability written off and included in taxed on income as tax benefit	$ 2,291